GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue, Major Customer [Line Items]
Revenues	$ 453,019	$ 337,935
Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	453,019	337,935
United States | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	242,075	181,933
EMEA | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	98,445	72,640
United Kingdom | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	46,865	33,370
Rest of the world | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	$ 65,634	$ 49,992